Note 4 - Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 4 - Loans (Details) [Line Items]
Loans and Leases Receivable, Gross	$ 295,313,069	$ 304,445,298
Impaired Financing Receivable, Average Recorded Investment	9,761,000	17,188,000	19,429,000
Impaired Financing Receivable, Interest Income, Accrual Method	203,000	214,000	229,000
Minimum Loan Balance for Categorization Into Risk Categories	250,000
Loans and Leases Receivable, Related Parties	45,480	989,194	3,013,156	3,164,300
Loans and Leases Receivable, Related Parties, Collections	943,714	2,023,962	186,144
Fixed-Rate Loans [Member]
Note 4 - Loans (Details) [Line Items]
Loans and Leases Receivable, Gross	48,206,000	56,494,000
Agriculture (Member)
Note 4 - Loans (Details) [Line Items]
Loans and Leases Receivable, Gross	38,343,403	43,068,272
Paydown of Line of Credit [Member]
Note 4 - Loans (Details) [Line Items]
Loans and Leases Receivable, Related Parties, Collections		$ 1,500,000